STOCK BASED COMPENSATION (Details) (USD $)	0 Months Ended	12 Months Ended
	Aug. 24, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
STOCK BASED COMPENSATION
Number of options granted (in shares)	5,206,000
Number of ordinary shares that can be purchased by holders of options	5,206,000
Exercise price of options granted (in dollars per share)	$ 4.00
Vesting period	2 years
Vesting percentage	50.00%
Compensation expenses		$ 0	$ 0	$ 0
Number of options
Outstanding at beginning of the year (in shares)		4,306,000	4,790,000	4,994,000
Forfeited (in shares)		(4,306,000)	(484,000)	(204,000)
Outstanding at end of the year (in shares)			4,306,000	4,790,000
Exercise price
Outstanding at beginning of the year (in dollars per share)			$ 4.00	$ 4.00	$ 4.00